NET INCOME/(LOSS) PER SHARE AND NET (LOSS)/INCOME ATTRIBUTABLE TO ORDINARY SHAREHOLDERS (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income	¥ 1,194,871	$ 173,240	¥ 1,032,984	¥ (692,748)
Denominator:
Weighted average number of ordinary shares outstanding, basic	174,695,959	174,695,959	169,029,826	180,301,898
Plus incremental weighted average ordinary shares from assumed vesting of RSUs using the treasury stock method(i)	695,373	695,373	1,560,377
Weighted average number of ordinary shares outstanding, diluted	175,391,332	175,391,332	170,590,203	180,301,898
Basic net (loss)/income per share | (per share)	¥ 6.8397	$ 0.9917	¥ 6.1113	¥ (3.8422)
Diluted net (loss)/income per share | (per share)	¥ 6.8126	$ 0.9877	¥ 6.0554	¥ (3.8422)
RSUs
Denominator:
Securities excluded from the computation of diluted net income/(loss) per share	0	0	0	592,249